Revenue - Contract Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in Contract with Customer, Asset
Balance, beginning of year	$ 89	$ 59
Additions	30	32
Transfers to accounts receivable	(49)	0
Foreign exchange translation	1	(2)
Balance, end of year	71	89
Change in Contract with Customer, Liability
Balance, beginning of year	2	2
Additions	2	2
Revenue recognized from contract liabilities	(4)	(2)
Balance, end of year	$ 0	$ 2